Investment Objectives and Goals	Dec. 31, 2023
Nuveen Life Growth Equity Fund | Nuveen Life Growth Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Life Growth Equity Fund
Nuveen Life Large Cap Value Fund | Nuveen Life Large Cap Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Life Large Cap Value Fund